Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
IntangibleAssets [Abstract]
Summary of Intangible Assets	Intangible assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Computer software	10,654	11,590	1,633
Accumulated amortization	(8,668)	(10,626)	(1,497)

	1,986	964	136